                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07964

                      ACM MANAGED DOLLAR INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)                    ACM Managed Dollar Income Fund
-------------------------------------------------------------------------------
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS-53.0%
Argentina-4.9%
Republic of Argentina
   7.00%, 3/28/11 .................................   $      275   $    272,342
   8.28%, 12/31/33 ................................        4,213      4,570,767
Republic of Argentina FRN
   5.59%, 8/03/12(a) ..............................        3,800      3,584,874
                                                                   ------------
                                                                      8,427,983
                                                                   ------------
Brazil-8.4%
Republic of Brazil.
   7.125%, 1/20/37(b) .............................        4,752      5,120,280
   8.00%, 1/15/18 .................................        2,099      2,343,533
   8.25%, 1/20/34 .................................        3,519      4,275,585
   8.875%, 10/14/19 ...............................        2,329      2,847,202
                                                                   ------------
                                                                     14,586,600
                                                                   ------------
Bulgaria-0.3%
Republic of Bulgaria
   8.25%, 1/15/15(c) ..............................          355        420,675
                                                                   ------------
Colombia-1.3%
Republic of Colombia
   7.375%, 9/18/37 ................................          360        386,460
   10.75%, 1/15/13 ................................          237        292,458
   11.75%, 2/25/20 ................................        1,028      1,485,460
                                                                   ------------
                                                                      2,164,378
                                                                   ------------
Costa Rica-0.2%
Republic of Costa Rica
   8.05%, 1/31/13(c) ..............................          181        199,281
   8.11%, 2/01/12(c) ..............................          188        205,390
                                                                   ------------
                                                                        404,671
                                                                   ------------
Dominican Republic-0.2%
Dominican Republic
   8.625%, 4/20/27(c) .............................          370        425,130
                                                                   ------------
El Salvador-0.6%
Republic of El Salvador
   7.625%, 9/21/34(c) .............................          150        173,100
   7.65%, 6/15/35(c) ..............................          441        502,740
   8.50%, 7/25/11(c) ..............................          400        441,600
                                                                   ------------
                                                                      1,117,440
                                                                   ------------
Indonesia-1.3%
Republic of Indonesia
   6.75%, 3/10/14(c) ..............................          945        973,350
   6.875%, 3/09/17(c) .............................          378        399,735
   7.25%, 4/20/15(c) ..............................          476        512,890
   7.50%, 1/15/16(c) ..............................          270        297,250
   8.50%, 10/12/35(c) .............................          100        124,000
                                                                   ------------
                                                                      2,307,225
                                                                   ------------
Jamaica-0.3%
Government of Jamaica
   9.25%, 10/17/25 ................................          100        111,000
   10.625%, 6/20/17 ...............................          270        324,000
                                                                   ------------
                                                                        435,000
                                                                   ------------
Lebanon-0.6%
Lebanese Republic
   7.875%, 5/20/11(c) .............................          325        313,300
   10.125%, 8/06/08(c) ............................          556        570,456
   11.625%, 5/11/16(c) ............................          146        166,513
                                                                   ------------
                                                                      1,050,269
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Malaysia-0.5%
Government of Malaysia
   7.50%, 7/15/11 .................................   $      858   $    933,661
                                                                   ------------
Mexico-6.4%
United Mexican States
   8.00%, 9/24/22(b) ..............................        2,472      3,020,784
   8.125%, 12/30/19(b) ............................        5,135      6,251,862
   11.375%, 9/15/16 ...............................        1,296      1,866,240
                                                                   ------------
                                                                     11,138,886
                                                                   ------------
Panama-2.9%
Republic of Panama
   6.70%, 1/26/36 .................................          433        451,402
   7.125%, 1/29/26 ................................          927      1,004,868
   7.25%, 3/15/15 .................................        2,055      2,222,482
   8.875%, 9/30/27 ................................          559        707,135
   9.375%, 7/23/12-4/01/29 ........................          541        702,888
                                                                   ------------
                                                                      5,088,775
                                                                   ------------
Peru-3.4%
Republic of Peru
   7.35%, 7/21/25(b) ..............................        2,611      2,960,874
   8.375%, 5/03/16 ................................          996      1,182,750
   8.75%, 11/21/33(b) .............................        1,299      1,704,937
   9.875%, 2/06/15 ................................           19         23,969
                                                                   ------------
                                                                      5,872,530
                                                                   ------------
Philippines-4.2%
Republic of Philippines
   7.75%, 1/14/31 .................................          340        385,900
   8.25%, 1/15/14(b) ..............................          226        254,250
   8.375%, 2/15/11 ................................           31         33,945
   8.875%, 3/17/15 ................................        1,888      2,221,232
   9.00%, 2/15/13 .................................           44         50,710
   9.50%, 2/02/30 .................................          431        574,307
   9.875%, 1/15/19(b) .............................        2,628      3,429,540
   10.625%, 3/16/25 ...............................          205        292,125
                                                                   ------------
                                                                      7,242,009
                                                                   ------------
Russia-6.4%
Ministry Finance of Russia
   3.00%, 5/14/08-5/14/11 .........................        2,380      2,273,445
Russian Federation
   5.00%, 3/31/30(a)(c) ...........................        7,191      8,136,618
   11.00%, 7/24/18(c) .............................          435        629,663
                                                                   ------------
                                                                     11,039,726
                                                                   ------------
South Africa-0.1%
Republic of South Africa
   7.375%, 4/25/12 ................................          142        152,650
                                                                   ------------
Turkey-4.1%
Republic of Turkey
   6.875%, 3/17/36 ................................        1,161      1,108,755
   7.00%, 6/05/20 .................................        1,150      1,155,750
   7.375%, 2/05/25 ................................        1,063      1,089,575
   9.50%, 1/15/14 .................................          151        175,915
   11.00%, 1/14/13 ................................          610        747,250
   11.50%, 1/23/12 ................................        1,447      1,765,340
   11.75%, 6/15/10 ................................          883      1,044,147
                                                                   ------------
                                                                      7,086,732
                                                                   ------------
Ukraine-1.3%
Government of Ukraine
   6.875%, 3/04/11(c) .............................          526        540,465
   7.65%, 6/11/13(c) ..............................        1,321      1,426,680
   11.00%, 3/15/07(c) .............................          219        221,480
                                                                   ------------
                                                                      2,188,625
                                                                   ------------
Uruguay-1.2%
Republic of Uruguay
   7.625%, 3/21/36 ................................          140        154,700
   7.875%, 1/15/33(d) .............................        1,072      1,194,541
   8.00%, 11/18/22 ................................           92        104,427
   9.25%, 5/17/17 .................................          505        616,100
                                                                   ------------
                                                                      2,069,768
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Venezuela-4.4%
Republic of Venezuela
   5.75%, 2/26/16 .................................   $      733   $    697,706
   6.00%, 12/09/20 ................................          127        119,063
   6.511%, 4/20/11 FRN(a)(c) ......................          120        119,412
   7.00%, 12/01/18(c) .............................          501        516,030
   8.50%, 10/08/14 ................................        1,102      1,248,015
   9.25%, 9/15/27 .................................        2,339      2,999,767
   10.75%, 9/19/13 ................................        1,500      1,860,000
   13.625%, 8/15/18 ...............................           35         53,725
                                                                   ------------
                                                                      7,613,718
                                                                   ------------
Total Sovereign Debt Obligations
   (cost $79,124,537) .............................                  91,766,451
                                                                   ------------
CORPORATE DEBT OBLIGATIONS-45.8%
Aerospace & Defense-0.3%
L-3 Communications Corp.
   5.875%, 1/15/15 ................................          345        332,925
Sequa Corp.
   9.00%, 8/01/09 .................................          235        252,625
                                                                   ------------
                                                                        585,550
                                                                   ------------
Automotive-3.0%
Autonation Inc.
   7.374%, 4/15/13 FRN(a) .........................           55         55,275
Ford Motor Co.
   7.45%, 7/16/31* ................................          561        440,385
Ford Motor Credit Co.
   4.95%, 1/15/08 .................................          380        373,581
   7.00%, 10/01/13 ................................          533        509,005
   8.11%, 1/13/12 FRN(a) ..........................          630        624,279
General Motors Acceptance Corp.
   6.875%, 9/15/11 ................................          765        784,659
   8.25%, 7/15/23 .................................          320        297,600
   8.375%, 7/15/33* ...............................          655        605,875
Goodyear Tire & Rubber Co.
   8.625%, 12/01/11(c) ............................           90         92,925
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 ................................          310        306,900
Lear Corp.
   8.50%, 12/01/13(c) .............................           80         77,600
   8.75%, 12/01/16(c) .............................          115        111,119
Tenneco Inc.
   8.625%, 11/15/14 ...............................          130        132,600
TRW Automotive, Inc.
   9.375%, 2/15/13 ................................          186        199,485
   11.00%, 2/15/13 ................................          176        192,940
United Auto Group, Inc.
   9.625%, 3/15/12 ................................          290        304,863
                                                                   ------------
                                                                      5,109,091
                                                                   ------------
Broadcasting & Media-0.8%
Allbritton Communications Co.
   7.75%, 12/15/12 ................................          375        378,750
Gallery Capital SA
   10.125%, 5/15/13(c) ............................          249        247,954
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 ................................          190        186,913
Univision Communmications Inc.
   7.85%, 7/15/11 .................................          270        272,024
XM Satellite Radio Inc.
   9.75%, 5/01/14* ................................          245        245,000
                                                                   ------------
                                                                      1,330,641
                                                                   ------------
Building & Real Estate-0.7%
Associated Materials, Inc.
   11.25%, 3/01/14(a)(e) ..........................          440        297,000
Goodman Global Holdings Company, Inc.
   7.875%, 12/15/12* ..............................          280        275,100
KB HOME
   7.75%, 2/01/10 .................................          480        488,400
William Lyon Homes, Inc.
   10.75%, 4/01/13 ................................          206        196,215
                                                                   ------------
                                                                      1,256,715
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Cable-3.7%
Cablevision Systems Corp.
   8.00%, 4/15/12 .................................   $      435   $    427,386
Charter Communications Operating LLC
   8.00%, 4/30/12(c) ..............................          890        924,487
CSC Holdings, Inc.
   6.75%, 4/15/12(c) ..............................          325        316,875
   7.625%, 7/15/18 ................................          410        399,236
DirectTV Holdings LLC
   6.375%, 6/15/15 ................................          605        580,044
Echostar DBS Corp.
   6.375%, 10/01/11 ...............................          325        322,969
   7.125%, 2/01/16 ................................          160        160,000
Inmarsat Finance PLC
   7.625%, 6/30/12 ................................          372        384,090
Insight Midwest LP
   9.75%, 10/01/09 ................................          153        155,486
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 ................................          285        296,400
   10.484%, 1/15/12 FRN(a) ........................          115        116,006
   11.25%, 6/15/16(c) .............................          702        770,445
PanAmSat Corp.
   9.00%, 8/15/14 .................................          313        330,606
Quebecor Media
   7.75%, 3/15/16 .................................          570        582,112
Rogers Cable, Inc.
   6.75%, 3/15/15 .................................          620        638,808
                                                                   ------------
                                                                      6,404,950
                                                                   ------------
Chemicals-1.9%
Equistar Chemical Funding LP
   10.125%, 9/01/08 ...............................          480        510,000
   10.625%, 5/01/11 ...............................          145        154,425
Hexion Nova Scotia Finance, ULC
   9.75%, 11/15/14(c) .............................          115        116,581
   9.87%, 11/15/14 FRN(a)(c) ......................          115        115,144
Huntsman International LLC
   7.875%, 11/15/14(c) ............................          195        196,463
   9.875%, 3/01/09 ................................          203        209,090
Ineos Group Holdings
   8.50%, 2/15/16(c) ..............................          385        367,675
Lyondell Chemical Co.
   8.00%, 9/15/14 .................................          155        160,813
   8.25%, 9/15/16 .................................           95         99,750
Momentive Performance Co.
   10.125%, 12/01/14(c)(d) ........................          155        155,775
Nell AF S.a.r.l.
   8.375%, 8/15/15(c)* ............................          369        379,147
NewMarket Corp.
   7.125%, 12/15/16(c) ............................          195        195,000
Rhodia S.A.
   8.875%, 6/01/11 ................................          625        659,375
                                                                   ------------
                                                                      3,319,238
                                                                   ------------
Communications-Fixed-2.4%
Citizens Communications Co.
   6.25%, 1/15/13 .................................          490        480,812
L-3 Financing Inc.
   11.50%, 3/01/10 ................................          135        143,100
   12.25%, 3/15/13 ................................          906      1,026,045
Time Warner Telecommunications Holdings
   9.25%, 2/15/14 .................................          205        219,094
Verizon New York, Inc.
   8.875%, 3/15/12 ................................        1,610      1,793,137
West Corp.
   9.50%, 10/15/14(c) .............................           80         80,000
Windstream Corp.
   8.125%, 8/01/13 ................................          198        214,335
   8.625%, 8/01/16 ................................          156        170,820
                                                                   ------------
                                                                      4,127,343
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Communications-Mobile-1.5%
American Tower Corp.
   7.125%, 10/15/12 ...............................   $      627   $    644,242
Digicel, Ltd.
   9.25%, 9/01/12(c) ..............................          349        372,557
Dobson Communications Corp.
   8.375%, 11/01/11(c) ............................          143        150,686
   8.875%, 10/01/13 ...............................          185        188,469
Rogers Wireless, Inc.
   7.25%, 12/15/12 ................................          335        355,100
   7.50%, 3/15/15 .................................          508        551,180
Rural Cellular Corp.
   8.25%, 3/15/12 .................................          255        265,519
                                                                   ------------
                                                                      2,527,753
                                                                   ------------
Consumer Manufacturing-0.3%
Broder Brothers Co.
   11.25%, 10/15/10 ...............................          142        137,740
Jostens, Inc.
   7.625%, 10/01/12 ...............................          210        212,625
Levi Strauss & Co.
   8.875%, 4/01/16 ................................          225        235,125
                                                                   ------------
                                                                        585,490
                                                                   ------------
Derivatives-1.8%
Dow Jones CDX HY
   8.25%, 6/29/10(c)* .............................          955        975,526
   8.375%, 12/29/11(c) ............................        1,450      1,482,625
TRAINS HY-1-2006
   7.548%, 5/01/16(c) .............................          571        582,898
                                                                   ------------
                                                                      3,041,049
                                                                   ------------
Diversified Media-0.9%
Dex Media East LLC
   12.125%, 11/15/12 ..............................          220        242,275
Dex Media West LLC
   8.50%, 8/15/10 .................................          180        186,975
Lamar Media Corp.
   6.625%, 8/15/15 ................................          100         99,125
Liberty Media Corp.
   5.70%, 5/15/13 .................................          150        141,321
   7.875%, 7/15/09 ................................          120        125,139
   8.25%, 2/01/30 .................................          150        147,034
Rainbow National Services LLC
   8.75%, 9/01/12(c) ..............................          205        215,506
R.H. Donnelley Corp.
   6.875%, 1/15/13 ................................          387        371,037
                                                                   ------------
                                                                      1,528,412
                                                                   ------------
Energy-2.5%
Chesapeake Energy Corp.
   7.50%, 9/15/13 .................................          185        192,631
   7.75%, 1/15/15 .................................          485        505,006
Complete Production Services, Inc.
   8.00%, 12/15/16(c) .............................          140        143,500
El Paso Corp.
   7.375%, 12/15/12 ...............................          265        278,913
   7.75%, 6/01/13 .................................          385        402,806
Grant Prideco, Inc.
   6.125%, 8/15/15 ................................           80         78,000
Hilcorp Energy
   10.50%, 9/01/10(c) .............................          266        284,620
Kerr-McGee Corp.
   6.875%, 9/15/11 ................................          420        443,753
OPTI Canada Inc.
   8.25%, 12/15/14(c) .............................           68         69,448
PetroHawk Energy Corp.
   9.125%, 7/15/13 ................................          217        227,850
Pride International, Inc.
   7.375%, 7/15/14 ................................          400        413,000
Range Resources Corp.
   7.50%, 5/15/16 .................................          265        271,625
Tesoro Corp.
   6.25%, 11/01/12 ................................          400        398,000
TNK-BP Financial SA
   7.50%, 7/18/16(c) ..............................          575        612,734
                                                                   ------------
                                                                      4,321,886
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Entertainment & Leisure-1.0%
Gaylord Entertainment Co.
   8.00%, 11/15/13 ................................   $      350   $    363,125
NCL Corp.
   10.625%, 7/15/14 ...............................          250        250,000
Royal Caribbean Cruises
   8.00%, 5/15/10 .................................          385        408,633
Six Flags Inc.
   9.625%, 6/01/14* ...............................          290        268,975
Universal City Development
   11.75%, 4/01/10 ................................          335        358,869
Universal City Florida Holding, Co.
   8.375%, 5/01/10 ................................          110        112,750
                                                                   ------------
                                                                      1,762,352
                                                                   ------------
Financial-1.2%
C&M Finance Ltd.
   8.10%, 2/01/16(c) ..............................          250        256,875
Crum & Foster Holdings Corp.
   10.375%, 6/15/13 ...............................          220        238,150
E*Trade Financial Corp.
   7.375%, 9/15/13 ................................          200        208,000
   7.875%, 12/01/15 ...............................          643        683,187
   8.00%, 6/15/11 .................................          190        198,550
Iirsa Norte Finance LTD.
   8.75%, 5/30/24(c) ..............................          150        175,875
Liberty Mutual Group
   5.75%, 3/15/14(c) ..............................          280        278,962
                                                                   ------------
                                                                      2,039,599
                                                                   ------------
Food & Beverage-1.5%
Dean Foods Co.
   7.00%, 6/01/16 .................................          360        363,600
Del Monte Food Co.
   8.625%, 12/15/12 ...............................          125        131,875
Dole Food Company, Inc.
   8.625%, 5/01/09 ................................          180        178,875
   8.875%, 3/15/11 ................................           92         90,620
Domino's, Inc.
   8.25%, 7/01/11 .................................          262        271,498
Reynolds American, Inc.
   7.25%, 6/01/12-6/01/13 .........................          825        859,132
   7.625%, 6/01/16 ................................          290        307,265
Rite Aid Corp.
   6.875%, 8/15/13* ...............................          230        204,125
   9.25%, 6/01/13 .................................          210        211,050
                                                                   ------------
                                                                      2,618,040
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Gaming-3.5%
Boyd Gaming Corp.
   7.75%, 12/15/12 ................................   $      255   $    263,606
Greektown Holdings LLC
   10.75%, 12/01/13(c) ............................          240        250,800
Harrah's Operating Company, Inc.
   5.625%, 6/01/15 ................................          695        596,065
Mandalay Resort Group
   10.25%, 8/01/07 ................................          535        547,706
MGM Mirage, Inc.
   6.625%, 7/15/15 ................................          455        433,387
   8.375%, 2/01/11 ................................          620        643,250
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09 ................................          155        155,000
   7.125%, 8/15/14 ................................          150        152,063
Park Place Entertainment
   7.00%, 4/15/13 .................................          305        311,998
   7.875%, 3/15/10 ................................          150        156,375
   9.375%, 2/15/07 ................................          255        255,956
Penn National Gaming, Inc.
   6.875%, 12/01/11 ...............................          430        433,225
Riviera Holdings Corp.
   11.00%, 6/15/10 ................................          385        408,100
Seneca Gaming Corp.
   7.25%, 5/01/12 .................................          305        310,338
Station Casinos, Inc.
   6.625%, 3/15/18 ................................           85        72,888
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(c) ............................          300        307,500
Wynn Las Vegas LLC
   6.625%, 12/01/14 ...............................          695        690,656
                                                                   ------------
                                                                      5,988,913
                                                                   ------------
Health Care-2.7%
Concentra Operating Corp.
   9.125%, 6/01/12 ................................            5          5,250
   9.50%, 8/15/10 .................................          280        294,000
Coventry HealthCare, Inc.
   5.875%, 1/15/12 ................................          160        157,976
DaVita, Inc.
   7.25%, 3/15/15 .................................          350        357,000
Elan Finance Corp.
   7.75%, 11/15/11 ................................          590        575,987
Hanger Orthopedic Group
   10.25%, 6/01/14 ................................          190        196,175
HCA, Inc.
   6.25%, 2/15/13 .................................            5          4,425
   6.375%, 1/15/15 ................................          415        351,713
   6.50%, 2/15/16 .................................          290        244,325
   6.75%, 7/15/13 .................................           10          8,975
   7.875%, 2/01/11 ................................          415        416,037
   9.625%, 11/15/16(c) ............................          485        521,375
Healthsouth Corp.
   10.75%, 6/15/16(c) .............................          250        269,063
IASIS Healthcare/CAP CRP Healthcare
   8.75%, 6/15/14 .................................          270        273,375
Select Medical Corp.
   7.625%, 2/01/15 ................................          285        236,550
Tenet Healthcare Corp.
   7.375%, 2/01/13 ................................          270        248,063
   9.875%, 7/01/14 ................................          150        152,625
Universal Hospital Services, Inc.
   10.125%, 11/01/11 ..............................          260        277,550
Ventas Realty LP
   6.75%, 4/01/17 .................................          157        162,103
                                                                   ------------
                                                                      4,752,567
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Hotels & Lodging-0.5%
Host Hotels & Resorts LP
   6.875%, 11/01/14(c) ............................   $       85   $     86,063
Host Marriott LP
   6.75%, 6/01/16 .................................          590        590,737
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12 ................................          180        190,101
                                                                   ------------
                                                                        866,901
                                                                   ------------
Industrial-1.2%
AMSTED Industries, Inc.
   10.25%, 10/15/11(c) ............................          265        283,550
Bombardier, Inc.
   8.00%, 11/15/14(c) .............................          350        358,750
Case New Holland, Inc.
   9.25%, 8/01/11 .................................          315        333,506
FastenTech, Inc.
   11.50%, 5/01/11 ................................          170        178,925
Invensys PLC
   9.875%, 3/15/11(c) .............................           65         69,713
RBS Global & Rexnord Corp.
   9.50%, 8/01/14(c) ..............................          250        260,000
   11.75%, 8/01/16(c) .............................          115        120,175
Trinity Industries, Inc.
   6.50%, 3/15/14 .................................          535        525,637
                                                                   ------------
                                                                      2,130,256
                                                                   ------------
Metals & Mining-1.5%
AK Steel Corp.
   7.875%, 2/15/09 ................................          430        429,999
Arch Western Finance
   6.75%, 7/01/13 .................................          165        163,763
International Steel Group, Inc.
   6.50%, 4/15/14 .................................          577        592,867
Ispat Inland ULC
   9.75%, 4/01/14 .................................          239        267,083
Massey Energy Co.
   6.875%, 12/15/13 ...............................          165        155,100
Peabody Energy Corp.
   6.875%, 3/15/13 ................................          660        676,500
Southern Peru Copper Corp.
   7.50%, 7/27/35 .................................          300        325,286
                                                                   ------------
                                                                      2,610,598
                                                                   ------------
Paper & Packaging-1.4%
Ball Corp.
   6.875%, 12/15/12 ...............................          450        459,000
Berry Plastics Corp.
   8.875%, 9/15/14(c) .............................          275        279,125
Covalence Specialty Materials Corp.
   10.25%, 3/01/16(c) .............................          130        118,950
Crown Americas, Inc.
   7.625%, 11/15/13 ...............................          375        386,249
Jefferson Smurfit Corp.
   8.25%, 10/01/12 ................................            8          7,800
Newpage Corp.
   10.00%, 5/01/12 ................................          285        300,675
Owens-Brockway Glass Container, Inc.
   8.875%, 2/15/09 ................................          655        669,737
Plastipak Holdings, Inc.
   8.50%, 12/15/15(c) .............................          135        140,400
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(c)(d)(f) .......................          914         45,674
Stone Container Corp.
   9.75%, 2/01/11 .................................           10         10,313
                                                                   ------------
                                                                      2,417,923
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Retail-0.6%
Bon-Ton Department Stores, Inc.
   10.25%, 3/15/14* ...............................   $      235   $    240,288
Burlington Coat Factory
   11.125%, 4/15/14(c) ............................          130        126,750
GSC Holdings Corp.
   8.00%, 10/01/12* ...............................          610        637,450
                                                                   ------------
                                                                      1,004,488
                                                                   ------------
Service-2.1%
Allied Waste North America
   6.375%, 4/15/11 ................................          610        602,375
   7.125%, 5/15/16 ................................          545        539,550
   7.375%, 4/15/14 ................................          185        184,075
Iron Mountain Inc.
   6.625%, 1/01/16 ................................          335        321,600
Service Corp. International
   6.50%, 3/15/08 .................................          605        608,025
   7.70%, 4/15/09 .................................          270        280,125
United Rentals North America, Inc.
   6.50%, 2/15/12 .................................          454        448,325
   7.00%, 2/15/14 .................................           85         83,406
   7.75%, 11/15/13 ................................          538        540,017
                                                                   ------------
                                                                      3,607,498
                                                                   ------------
Supermarket & Drugstore-0.3%
Couche-Tard, Inc.
   7.50%, 12/15/13 ................................          333        340,493
Stater Bros. Holdings, Inc.
   8.125%, 6/15/12 ...............................           165        167,475
                                                                   ------------
                                                                        507,968
                                                                   ------------
Technology-2.7%
Amkor Technologies Inc.
   9.25%, 6/01/16 .................................          175        171,500
Avago Technologies Finance
   10.125%, 12/01/13(c) ...........................          230        245,525
Computer Associates Inc.
   5.25%, 12/01/09(c) .............................          200        194,537
Electronic Data Systems Corp.
   6.50%, 8/01/13 .................................          178        179,199
Flextronics International, Ltd.
   6.50%, 5/15/13 .................................          535        528,312
Freescale Semiconductor
   9.125%, 12/15/14(c)(d) .........................          580        576,375
   10.125%, 12/15/16(c) ...........................          145        145,181
NXP BV/NXP Funding LLC
   8.118%, 10/15/13 FRN(a)(c) .....................          170        172,550
   9.50%, 10/15/15(c) .............................           80         82,000
Nortel Networks Corp.
   6.875%, 9/01/23 ................................          280        235,200
   10.125%, 7/15/13(c) ............................          235        253,800
Seagate Technology
   6.375%, 10/01/11 ...............................          443        443,000
   6.80%, 10/01/16 ................................          221        222,105
Serena Software, Inc.
   10.375%, 3/15/16 ...............................          270        286,538
SunGard Data Systems, Inc.
   9.125%, 8/15/13 ................................          740        777,000
Xerox Corp.
   6.40%, 3/15/16 .................................          240        245,100
                                                                   ------------
                                                                      4,757,922
                                                                   ------------
Transportation-0.8%
AMR Corp.
   9.00%, 8/01/12 .................................          382        402,532
Avis Budget Car Rental
   7.75%, 5/15/16(c) ..............................          315        303,974
Continental Airlines Inc.
   8.75%, 12/01/11 ................................          260        261,949
Hertz Corp.
   8.875%, 1/01/14(c) .............................          205        214,738
   10.50%, 1/01/16(c) .............................          235        258,500
                                                                   ------------
                                                                      1,441,693
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Utilities- Electric & Gas-4.8%
AES Corporation
   7.75%, 3/01/14 .................................    $     555    $   585,525
   8.75%, 5/15/13(c) ..............................           75         80,344
   9.00%, 5/15/15(c) ..............................          115        123,625
Allegheny Energy Supply
   7.80%, 3/15/11 .................................          280        300,300
   8.25%, 4/15/12(c) ..............................          495        543,262
Aquila, Inc.
    14.875%, 7/01/12 ..............................          260        339,300
CMS Energy Corp.
   8.50%, 4/15/11 .................................          215        233,813
Edison Mission Energy
   7.50%, 6/15/13 .................................          500        522,500
   7.75%, 6/15/16 .................................          170        180,200
Northwest Pipeline Corp.
   8.125%, 3/01/10 ................................          315        327,994
NRG Energy, Inc.
   7.25%, 2/01/14 .................................           85         85,638
   7.375%, 2/01/16 ................................          475        477,375
Regency Energy Partners, Inc.
   8.375%, 12/15/13(c) ............................          300        300,750
Reliant Energy, Inc.
   6.75%, 12/15/14 ................................           65         63,538
   9.50%, 7/15/13 .................................          390        418,275
Sierra Pacific Resources
   8.625%, 3/15/14 ................................          260        279,151
Southern Natural Gas Co.
   8.875%, 3/15/10 ................................          325        340,954
TECO Energy, Inc.
   7.00%, 5/01/12 .................................          425        447,312
Tennessee Gas Pipeline Co.
   7.00%, 10/15/28 ................................          290        306,205
The Williams Companies, Inc.
   7.625%, 7/15/19 ................................        1,365      1,460,550
TXU Corp.
   5.55%, 11/15/14 ................................          475        450,937
   6.50%, 11/15/24 ................................          379        357,052
                                                                   ------------
                                                                      8,224,600
                                                                   ------------
Wireline-0.2%
Idearc Inc.
   8.00%, 11/15/16(c) .............................          345        351,469
                                                                   ------------
Total Corporate Debt Obligations
   (cost $81,814,636) .............................                  79,220,905
                                                                   ------------
EMERGING MARKET -  CORPORATE DEBT OBLIGATIONS-4.1%
Brazil-0.8%
Banco BMG SA
   9.15%, 1/15/16(c) ..............................          350        354,725
PF Export Receivables Master Trust
   6.436%, 6/01/15(c) .............................        1,029      1,049,414
                                                                   ------------
                                                                      1,404,139
                                                                   ------------
China-0.3%
Chaoda Modern Agriculture
   7.75%, 2/08/10(c) ..............................          519        519,000
                                                                   ------------
El Salvador-0.1%
AES El Salvador Trust
   6.75%, 2/01/16(c) ..............................          270        268,574
                                                                   ------------
Hong Kong-0.2%
Noble Group, Ltd.
   6.625%, 3/17/15(c) .............................          401        364,253
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Kazakhstan-0.3%
ALB Finance BV
   9.25%, 9/25/13(c) ..............................   $      173   $    170,284
Kazkommerts International BV
   8.50%, 4/16/13(c) ..............................          350        375,812
                                                                   ------------
                                                                        546,096
                                                                   ------------
Romania-0.3%
Mobifon Holdings BV
   12.50%, 7/31/10 ................................          425        469,631
                                                                   ------------
Russia-2.0%
Alfa Bond ISS (Alpha Bank)
   8.625%, 12/09/15 VRN(a) ........................          225        228,539
Citigroup (JSC Severstal)
   9.25%, 4/19/14(c) ..............................          464        502,275
Evraz Group SA
   8.25%, 11/10/15(c) .............................          665        684,119
Gazprom OAO
   9.625%, 3/01/13(c) .............................          890      1,061,411
Mobile Telesystems Finance S.A.
   9.75%, 1/30/08(c) ..............................          625        646,875
Russian Standard Finance SA
   7.50%, 10/07/10(c) .............................          270        260,213
Tyumen Oil Co.
   11.00%, 11/06/07(c) ............................           70         72,800
                                                                   ------------
                                                                      3,456,232
                                                                   ------------
Ukraine-0.1%
Dresdner Bank AG (Kyivstar)
   7.75%, 4/27/12(c) ..............................          100        104,000
                                                                   ------------
Total Emerging Market -  Corporate Debt Obligations
   (cost $6,864,301) ..............................                   7,131,925
                                                                   ------------
STRUCTURED NOTE-2.5%
RACERS Series 06-6-T
   5.311%, 5/01/07 FRN(a)(c)
   (cost $4,200,000) ..............................        4,200      4,369,103
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCK-0.2%
Sovereign Real Estate Investment Trust
   12.00%(c)
   (cost $168,350) ................................          185        287,675
                                                                   ------------
WARRANTS-0.1%
Central Bank of Nigeria
   Warrants, expiring 11/15/20(g) .................        1,000        190,000
Republic of Venezuela
   Warrants, expiring 4/15/20(g) ..................        7,140              0
                                                                   ------------
Total Warrants (cost $0) ..........................                     190,000
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.3%
Limited Tax Note-4.3%
Alliance Bernstein
   5.25%, 12/31/49
   (cost $7,491,033) ..............................   $    7,491   $  7,491,033
                                                                   ------------
Total Investments Before Security
   Lending Collateral - 110.0%
   (cost $179,662,857) ............................                 190,457,092
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED - 1.3%
Short-Term Investment
UBS Private Money Market Fund, LLC
   (cost $2,165,528) ..............................    2,165,528      2,165,528
                                                                   ------------
Total Investments - 111.3%
   (cost $181,828,385) ............................                 192,622,620
Other assets less liabilities - (11.3)% ...........                 (19,519,915)
                                                                   ------------
Net Assets-100.0% .................................                $173,102,705
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                               Unrealized
Swap Counterparty &               Amount    Interest   Termination   Appreciation/
Referenced Obligation              (000)      Rate         Date      (Depreciation)
-----------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                 $  350      0.50%      11/26/13       $(4,287)
JP Morgan Chase
   Republic of Hungary
   4.75%, 2/03/15                  1,380      0.30       10/20/15         4,566
Sale Contracts:
Citigroup Global Markets, Inc.
   Republic of Brazil
   12.25%, 3/06/30                 2,562      1.98        4/20/07        23,699
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                  510      4.95        3/20/09        47,417
Credit Suisse First Boston
   Republic of Brazil
   12.25%, 3/06/30                   750      6.90        6/20/07        25,063
Credit Suisse First Boston
   Republic of Venezuela
   9.25%, 9/15/27                    730      3.17       10/20/15        65,665
Deutsche Bank AG
   Republic of Brazil
   12.25%, 3/06/30                 2,562      1.90        4/20/07        22,788
JP Morgan Chase
   Gazprom OAO
   10.50%, 10/21/09                1,490      1.04       10/20/10        21,532

REVERSE REPURCHASE AGREEMENTS

Broker                 Interest Rate   Maturity      Amount
-------------------------------------------------------------
Barclays Securties         4.50%       12/31/07   $ 3,473,828
Barclays Securties         5.00        12/31/07     3,081,083
Barclays Securties         5.00        12/31/07     6,215,306
Chase Manhattan Bank       3.05        12/31/07       245,381
Chase Manhattan Bank       4.85        12/31/07     2,873,815
Chase Manhattan Bank       5.00        12/31/07     1,768,867
Chase Manhattan Bank       5.00        12/31/07     1,909,129
Chase Manhattan Bank       5.00        12/31/07     1,438,659
                                                  -----------
                                                  $21,006,068
                                                  ===========

*    Represents entire or partial securities out on loan.

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Positions, or portions thereof, with an aggregate market value of $22,742,527 have been segregated to collateralize reverse repurchase agreements.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $45,239,811 or 26.1% of net assets.

(d)  Payment in kind (PIK) quarterly coupon payment.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f) Security exempt from registration under Rule 144A of the Securites Act of 1933. This security, which represents 0.03% of net assets as of December 31, 2006, is considered illiquid and restricted. Security is in default, is non-income producing, and valued at fair value.

                                 Acquisition   Acquisition    Market   Percentage of
Restricted Security                  Date          Cost       Value      Net Assets
------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.     2/26/99      $5,111,352   $45,674       0.03%
9.00%, 11/30/08

(g)  Non-income producing security.

   Glossary of Terms:
      FRN - Floating Rate Note
      VRN - Variable Rate Note

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007